EQUITY METHOD INVESTMENTS (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Aug. 31, 2014 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Cash consideration					$ 6,122,578	¥ 37,953,864
Carrying value of the investment					5,763,808		¥ 35,729,848
Share of loss recognized					$ 354,372	2,196,750
Zhishang
Schedule of Equity Method Investments [Line Items]
Percentage of investment made				45.00%
Cash consideration				¥ 13,500,000
Carrying value of the investment							12,396,725
Share of loss recognized						1,103,275
Master Mind
Schedule of Equity Method Investments [Line Items]
Percentage of investment made			33.00%
Cash consideration	¥ 12,302,000		¥ 18,453,864
Carrying value of the investment							17,543,789
Share of loss recognized						882,809
Master Mind | Net revenue of equity investee, threshold one
Schedule of Equity Method Investments [Line Items]
Net revenue threshold						¥ 157,000,000
Increase in ownership percentage					18.00%	18.00%
Master Mind | Net revenue of equity investee, threshold two
Schedule of Equity Method Investments [Line Items]
Net revenue threshold						¥ 236,000,000
Increase in ownership percentage					12.00%	12.00%
Master Mind | Net revenue of equity investee, threshold three
Schedule of Equity Method Investments [Line Items]
Net revenue threshold						¥ 315,000,000
Increase in ownership percentage					6.00%	6.00%
Satech
Schedule of Equity Method Investments [Line Items]
Percentage of investment made		20.00%
Cash consideration		¥ 6,000,000
Carrying value of the investment							¥ 5,789,334
Share of loss recognized						¥ 210,666
Satech | Net revenue of equity investee, threshold four
Schedule of Equity Method Investments [Line Items]
Net revenue threshold						¥ 55,000,000
Increase in ownership percentage					31.00%	31.00%